Related Party Transactions (Narrative) (Details) (Sierra Partners LLC [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sierra Partners LLC [Member]
Related Party Transaction [Line Items]
Monthly retainer fee	$ 10
Payments to related party		$ 80	$ 120	$ 120